Acquisitions - Schedule of Estimated Useful Lives and Fair Value of the Intangible Assets Acquired (Details) - Fubo TV Pre-Merger [Member] $ in Thousands	Apr. 02, 2020 USD ($)
Total	$ 243,612
Software and Technology [Member]
Total	$ 181,737
Estimated useful lives for intangible assets	9 years
Customer Relationships [Member]
Total	$ 23,678
Estimated useful lives for intangible assets	2 years
Trade Names [Member]
Total	$ 38,197
Estimated useful lives for intangible assets	9 years